Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total carrying value of the equity securities
Initial cost basis	$ 870,893	$ 738,035
Upward adjustments	81,458	81,458
Downward adjustments (impairment only)	(383,698)	(254,416)
Foreign currency translation	10,431	(6,475)
Total carrying value at the end of the period	$ 579,084	$ 558,602